AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.0%
Options on ETF – 100.0%
SPDR S&P 500 ETF Trust	December 2025	$ 4.34	2,678	$ 1,162,252	$158,856,630
Total Options Purchased – Calls (Cost $154,401,783)				1,162,252	158,856,630
OPTION PURCHASED – PUTS(b)(c) – 3.8%
Options on ETF – 3.8%
SPDR S&P 500 ETF Trust	December 2025	586.02	2,678	156,936,156	6,109,750
Total Options Purchased – Puts (Cost $7,646,709)				156,936,156	6,109,750
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$135,816	135,816
Total Short-Term Investments (Cost $135,816)					135,816
Total Investments – 103.9% (Cost $162,184,308)					165,102,196
Other assets less liabilities – (3.9)%					(6,158,969)
Net Assets – 100.0%					$158,943,227

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,678	$674.23	December 2025	$2,063,558	$180,558,794	$(2,776,899)
				$2,063,558	$180,558,794	$(2,776,899)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,678	$527.47	December 2025	$4,152,793	$141,256,466	$(3,291,396)
				$4,152,793	$141,256,466	$(3,291,396)
TOTAL OPTIONS WRITTEN				$6,216,351	$321,815,260	$(6,068,295)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

1

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

2

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$158,856,630	$ —	$158,856,630
Option Purchased - Puts	—	6,109,750	—	6,109,750
Short-Term Investments
Time Deposits	135,816	—	—	135,816
Total Assets	$135,816	$164,966,380	$—	$165,102,196
Liabilities
Call Options Written	$—	$(2,776,899)	$—	$(2,776,899)
Put Options Written	—	(3,291,396)	—	(3,291,396)
Total Liabilities	$—	$(6,068,295)	$—	$(6,068,295)

3

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	January 2026	$4.45	426	$ 189,570	$25,249,446
Total Options Purchased – Calls (Cost $25,251,086)				189,570	25,249,446
OPTION PURCHASED – PUTS(b)(c) – 4.6%
Options on ETF – 4.6%
SPDR S&P 500 ETF Trust	January 2026	601.76	426	25,634,976	1,187,262
Total Options Purchased – Puts (Cost $1,188,902)				25,634,976	1,187,262
				Principal
SHORT-TERM INVESTMENTS – 1.3%
Time Deposits – 1.3%
Citibank, New York, 3.680%, 2/03/25(d)				$337,920	337,920
Total Short-Term Investments (Cost $337,920)					337,920
Total Investments – 104.6% (Cost $26,777,908)					26,774,628
Other assets less liabilities – (4.6)%					(1,166,536)
Net Assets – 100.0%					$25,608,092

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	426	$690.29	January 2026	$346,828	$29,406,354	$(348,468)
				$346,828	$29,406,354	$(348,468)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	426	$541.64	January 2026	$639,064	$23,073,864	$(640,704)
				$639,064	$23,073,864	$(640,704)
TOTAL OPTIONS WRITTEN				$985,892	$52,480,218	$(989,172)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

4

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

5

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$25,249,446	$ —	$ —	$25,249,446
Option Purchased - Puts	1,187,262	—	—	1,187,262
Short-Term Investments
Time Deposits	337,920	—	—	337,920
Total Assets	$26,774,628	$—	$—	$26,774,628
Liabilities
Call Options Written	$(348,468)	$—	$—	$(348,468)
Put Options Written	(640,704)	—	—	(640,704)
Total Liabilities	$(989,172)	$—	$—	$(989,172)

6

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.4%
Options on ETF – 102.4%
SPDR S&P 500 ETF Trust	February 2025	$ 3.76	412	$ 154,912	$24,652,589
Total Options Purchased – Calls (Cost $21,322,867)				154,912	24,652,589
OPTION PURCHASED – PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	February 2025	508.03	412	20,930,836	15,660
Total Options Purchased – Puts (Cost $905,805)				20,930,836	15,660
				Principal
SHORT-TERM INVESTMENTS – 1.7%
Time Deposits – 1.7%
Sumitomo Corporation, Tokyo, 3.680%, 2/03/25(d)				$418,728	418,728
Total Short-Term Investments (Cost $418,728)					418,728
Total Investments – 104.2% (Cost $22,647,400)					25,086,977
Other assets less liabilities – (4.2)%					(1,018,409)
Net Assets – 100.0%					$24,068,568

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	412	$596.44	February 2025	$215,775	$24,573,328	$(572,124)
				$215,775	$24,573,328	$(572,124)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	412	$457.27	February 2025	$335,943	$18,839,524	$(8,767)
				$335,943	$18,839,524	$(8,767)
TOTAL OPTIONS WRITTEN				$551,718	$43,412,852	$(580,891)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

7

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

8

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$24,652,589	$—	$24,652,589
Option Purchased - Puts	—	15,660	—	15,660
Short-Term Investments
Time Deposits	418,728	—	—	418,728
Total Assets	$418,728	$24,668,249	$—	$25,086,977
Liabilities
Call Options Written	$—	$(572,124)	$—	$(572,124)
Put Options Written	—	(8,767)	—	(8,767)
Total Liabilities	$—	$(580,891)	$—	$(580,891)

9

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.0%
Options on ETF – 101.0%
SPDR S&P 500 ETF Trust	March 2025	$3.87	768	$ 297,216	$ 45,839,009
Total Options Purchased – Calls (Cost $39,611,233)				297,216	45,839,009
OPTION PURCHASED – PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	March 2025	523.02	768	40,167,936	111,291
Total Options Purchased – Puts (Cost $1,887,894)				40,167,936	111,291
				Principal
SHORT-TERM INVESTMENTS – 0.9%
Time Deposits – 0.9%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$426,881	426,881
Total Short-Term Investments (Cost $426,881)					426,881
Total Investments – 102.2% (Cost $41,926,008)					46,377,181
Other assets less liabilities – (2.2)%					(989,673)
Net Assets – 100.0%					$ 45,387,508

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	768	$ 617.33	March 2025	$267,824	$ 47,410,944	$ (484,055)
				$267,824	$ 47,410,944	$ (484,055)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	768	$ 470.76	March 2025	$768,628	$ 36,154,368	$(53,053)
				$768,628	$ 36,154,368	$(53,053)
TOTAL OPTIONS WRITTEN				$1,036,452	$ 83,565,312	$ (537,108)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

10

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

11

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 45,839,009	$ —	$ 45,839,009
Option Purchased - Puts	—	111,291	—	111,291
Short-Term Investments
Time Deposits	426,881	—	—	426,881
Total Assets	$ 426,881	$ 45,950,300	$—	$ 46,377,181
Liabilities
Call Options Written	$—	$(484,055)	$—	$(484,055)
Put Options Written	—	(53,053)	—	(53,053)
Total Liabilities	$—	$(537,108)	$—	$(537,108)

12

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 May ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 105.0%
Options on ETF – 105.0%
SPDR S&P 500 ETF Trust	April 2025	$ 3.71	252	$ 93,492	$15,049,205
Total Options Purchased – Calls (Cost $13,895,250)				93,492	15,049,205
OPTION PURCHASED – PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	April 2025	501.93	252	12,648,636	47,641
Total Options Purchased – Puts (Cost $554,626)				12,648,636	47,641
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 2/03/25(d)				$58,503	58,503
Total Short-Term Investments (Cost $58,503)					58,503
Total Investments – 105.7% (Cost $14,508,379)					15,155,349
Other assets less liabilities – (5.7)%					(817,813)
Net Assets – 100.0%					$14,337,536

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	252	$589.78	April 2025	$157,703	$14,862,456	$(697,735)
				$157,703	$14,862,456	$(697,735)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	252	$451.78	April 2025	$131,497	$11,384,856	$(26,024)
				$131,497	$11,384,856	$(26,024)
TOTAL OPTIONS WRITTEN				$289,200	$26,247,312	$(723,759)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

13

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 May ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

14

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 May ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$15,049,205	$ —	$15,049,205
Option Purchased - Puts	—	47,641	—	47,641
Short-Term Investments
Time Deposits	58,503	—	—	58,503
Total Assets	$58,503	$15,096,846	$—	$15,155,349
Liabilities
Call Options Written	$—	$(697,735)	$—	$(697,735)
Put Options Written	—	(26,024)	—	(26,024)
Total Liabilities	$—	$(723,759)	$—	$(723,759)

15

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.9%
Options on ETF – 102.9%
SPDR S&P 500 ETF Trust	May 2025	$ 3.90	269	$ 104,910	$16,068,911
Total Options Purchased – Calls (Cost $14,439,672)				104,910	16,068,911
OPTION PURCHASED – PUTS(b)(c) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	May 2025	527.32	269	14,184,908	112,098
Total Options Purchased – Puts (Cost $557,682)				14,184,908	112,098
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$65,881	65,881
Total Short-Term Investments (Cost $65,881)					65,881
Total Investments – 104.0% (Cost $15,063,235)					16,246,890
Other assets less liabilities – (4.0)%					(620,041)
Net Assets – 100.0%					$15,626,849

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	269	$612.65	May 2025	$184,116	$16,480,285	$(459,027)
				$184,116	$16,480,285	$(459,027)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	269	$474.63	May 2025	$226,596	$12,767,547	$(55,134)
				$226,596	$12,767,547	$(55,134)
TOTAL OPTIONS WRITTEN				$410,712	$29,247,832	$(514,161)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

16

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

17

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$16,068,911	$ —	$16,068,911
Option Purchased - Puts	—	112,098	—	112,098
Short-Term Investments
Time Deposits	65,881	—	—	65,881
Total Assets	$65,881	$16,181,009	$—	$16,246,890
Liabilities
Call Options Written	$—	$(459,027)	$—	$(459,027)
Put Options Written	—	(55,134)	—	(55,134)
Total Liabilities	$—	$(514,161)	$—	$(514,161)

18

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.0%
Options on ETF – 101.0%
SPDR S&P 500 ETF Trust	June 2025	$ 4.03	1,006	$ 405,418	$59,927,370
Total Options Purchased – Calls (Cost $54,230,398)				405,418	59,927,370
OPTION PURCHASED – PUTS(b)(c) – 1.2%
Options on ETF – 1.2%
SPDR S&P 500 ETF Trust	June 2025	544.17	1,006	54,743,502	717,670
Total Options Purchased – Puts (Cost $2,272,959)				54,743,502	717,670
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$306,704	306,704
Total Short-Term Investments (Cost $306,704)					306,704
Total Investments – 102.7% (Cost $56,810,061)					60,951,744
Other assets less liabilities – (2.7)%					(1,574,180)
Net Assets – 100.0%					$59,377,564

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,006	$635.98	June 2025	$561,814	$63,979,588	$(903,096)
				$561,814	$63,979,588	$(903,096)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,006	$489.80	June 2025	$1,074,697	$49,273,880	$(340,280)
				$1,074,697	$49,273,880	$(340,280)
TOTAL OPTIONS WRITTEN				$1,636,511	$113,253,468	$(1,243,376)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

20

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$59,927,370	$ —	$59,927,370
Option Purchased - Puts	—	717,670	—	717,670
Short-Term Investments
Time Deposits	306,704	—	—	306,704
Total Assets	$306,704	$60,645,040	$—	$60,951,744
Liabilities
Call Options Written	$—	$(903,096)	$—	$(903,096)
Put Options Written	—	(340,280)	—	(340,280)
Total Liabilities	$—	$(1,243,376)	$—	$(1,243,376)

21

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.2%
Options on ETF – 101.2%
SPDR S&P 500 ETF Trust	July 2025	$ 4.08	592	$ 241,536	$35,279,033
Total Options Purchased – Calls (Cost $32,306,907)				241,536	35,279,033
OPTION PURCHASED – PUTS(b)(c) – 1.6%
Options on ETF – 1.6%
SPDR S&P 500 ETF Trust	July 2025	550.75	592	32,604,400	554,159
Total Options Purchased – Puts (Cost $1,783,807)				32,604,400	554,159
				Principal
SHORT-TERM INVESTMENTS – 1.3%
Time Deposits – 1.3%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$452,444	452,444
Total Short-Term Investments (Cost $452,444)					452,444
Total Investments – 104.1% (Cost $34,543,158)					36,285,636
Other assets less liabilities – (4.1)%					(1,412,812)
Net Assets – 100.0%					$34,872,824

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	592	$638.77	July 2025	$327,919	$37,815,184	$(647,281)
				$327,919	$37,815,184	$(647,281)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	592	$495.73	July 2025	$712,900	$29,347,216	$(268,419)
				$712,900	$29,347,216	$(268,419)
TOTAL OPTIONS WRITTEN				$1,040,819	$67,162,400	$(915,700)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

23

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$35,279,033	$ —	$35,279,033
Option Purchased - Puts	—	554,159	—	554,159
Short-Term Investments
Time Deposits	452,444	—	—	452,444
Total Assets	$452,444	$35,833,192	$—	$36,285,636
Liabilities
Call Options Written	$—	$(647,281)	$—	$(647,281)
Put Options Written	—	(268,419)	—	(268,419)
Total Liabilities	$—	$(915,700)	$—	$(915,700)

24

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.9%
Options on ETF – 100.9%
SPDR S&P 500 ETF Trust	August 2025	$ 4.17	317	$ 132,189	$18,899,712
Total Options Purchased – Calls (Cost $17,966,121)				132,189	18,899,712
OPTION PURCHASED – PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	August 2025	563.62	317	17,866,754	396,015
Total Options Purchased – Puts (Cost $994,144)				17,866,754	396,015
				Principal
SHORT-TERM INVESTMENTS – 0.9%
Time Deposits – 0.9%
Citibank, New York, 3.680%, 2/03/25(d)				$169,726	169,726
Total Short-Term Investments (Cost $169,726)					169,726
Total Investments – 103.9% (Cost $19,129,991)					19,465,453
Other assets less liabilities – (3.9)%					(737,582)
Net Assets – 100.0%					$18,727,871

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	317	$645.58	August 2025	$168,215	$20,464,886	$(352,330)
				$168,215	$20,464,886	$(352,330)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	317	$507.31	August 2025	$405,964	$16,081,727	$(195,323)
				$405,964	$16,081,727	$(195,323)
TOTAL OPTIONS WRITTEN				$574,179	$36,546,613	$(547,653)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

26

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$18,899,712	$ —	$18,899,712
Option Purchased - Puts	—	396,015	—	396,015
Short-Term Investments
Time Deposits	169,726	—	—	169,726
Total Assets	$169,726	$19,295,727	$—	$19,465,453
Liabilities
Call Options Written	$—	$(352,330)	$—	$(352,330)
Put Options Written	—	(195,323)	—	(195,323)
Total Liabilities	$—	$(547,653)	$—	$(547,653)

27

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.3%
Options on ETF – 100.3%
SPDR S&P 500 ETF Trust	September 2025	$ 4.25	2,564	$ 1,089,700	$152,512,592
Total Options Purchased – Calls (Cost $144,667,540)				1,089,700	152,512,592
OPTION PURCHASED – PUTS(b)(c) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	September 2025	573.70	2,564	147,096,680	4,128,219
Total Options Purchased – Puts (Cost $7,356,268)				147,096,680	4,128,219
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
DBS Bank Ltd., Singapore, 3.680%, 2/03/25(d)				$276,887	276,887
Total Short-Term Investments (Cost $276,887)					276,887
Total Investments – 103.2% (Cost $152,300,695)					156,917,698
Other assets less liabilities – (3.2)%					(4,899,520)
Net Assets – 100.0%					$152,018,178

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,564	$655.81	September 2025	$2,050,384	$168,149,684	$(2,480,080)
				$2,050,384	$168,149,684	$(2,480,080)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,564	$516.38	September 2025	$4,154,375	$132,399,832	$(2,069,199)
				$4,154,375	$132,399,832	$(2,069,199)
TOTAL OPTIONS WRITTEN				$6,204,759	$300,549,516	$(4,549,279)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

29

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$152,512,592	$ —	$152,512,592
Option Purchased - Puts	—	4,128,219	—	4,128,219
Short-Term Investments
Time Deposits	276,887	—	—	276,887
Total Assets	$276,887	$156,640,811	$—	$156,917,698
Liabilities
Call Options Written	$—	$(2,480,080)	$—	$(2,480,080)
Put Options Written	—	(2,069,199)	—	(2,069,199)
Total Liabilities	$—	$(4,549,279)	$—	$(4,549,279)

30

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.7%
Options on ETF – 100.7%
SPDR S&P 500 ETF Trust	October 2025	$ 4.21	635	$ 267,335	$37,785,980
Total Options Purchased – Calls (Cost 35,839,073)				267,335	37,785,980
OPTION PURCHASED – PUTS(b)(c) – 2.8%
Options on ETF – 2.8%
SPDR S&P 500 ETF Trust	October 2025	568.58	635	36,104,830	1,032,453
Total Options Purchased – Puts (Cost $1,754,898)				36,104,830	1,032,453
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
DBS Bank Ltd., Singapore, 3.680%, 2/03/25(d)				$57,123	57,123
Total Short-Term Investments (Cost $57,123)					57,123
Total Investments – 103.7% (Cost $37,651,094)					38,875,556
Other assets less liabilities – (3.7)%					(1,377,327)
Net Assets – 100.0%					$37,498,229

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	635	$656.04	October 2025	$595,926	$41,658,540	$(771,284)
				$595,926	$41,658,540	$(771,284)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	635	$511.78	October 2025	$987,448	$32,498,030	$(539,102)
				$987,448	$32,498,030	$(539,102)
TOTAL OPTIONS WRITTEN				$1,583,374	$74,156,570	$(1,310,386)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

32

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$37,785,980	$ —	$37,785,980
Option Purchased - Puts	—	1,032,453	—	1,032,453
Short-Term Investments
Time Deposits	57,123	—	—	57,123
Total Assets	$57,123	$38,818,433	$—	$38,875,556
Liabilities
Call Options Written	$—	$(771,284)	$—	$(771,284)
Put Options Written	—	(539,102)	—	(539,102)
Total Liabilities	$—	$(1,310,386)	$—	$(1,310,386)

33

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.9%
Options on ETF – 98.9%
SPDR S&P 500 ETF Trust	November 2025	$ 4.46	1,742	$ 776,932	$103,627,591
Total Options Purchased – Calls (Cost $103,620,985)				776,932	103,627,591
OPTION PURCHASED – PUTS(b)(c) – 4.2%
Options on ETF – 4.2%
SPDR S&P 500 ETF Trust	November 2025	602.49	1,742	104,953,758	4,405,988
Total Options Purchased – Puts (Cost $4,481,299)				104,953,758	4,405,988
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
DBS Bank Ltd., Singapore, 3.680%, 2/03/25(d)				$135,317	135,317
Total Short-Term Investments (Cost $135,317)					135,317
Total Investments – 103.2% (Cost $108,237,601)					108,168,896
Other assets less liabilities – (3.2)%					(3,303,432)
Net Assets – 100.0%					$104,865,464

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,742	$691.73	November 2025	$1,376,909	$120,499,366	$(928,712)
				$1,376,909	$120,499,366	$(928,712)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,742	$542.30	November 2025	$2,345,114	$94,468,660	$(2,254,026)
				$2,345,114	$94,468,660	$(2,254,026)
TOTAL OPTIONS WRITTEN				$3,722,023	$214,968,026	$(3,182,738)

(a)	Each contract equals 100 shares.
(a)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

35

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$103,627,591	$ —	$103,627,591
Option Purchased - Puts	—	4,405,988	—	4,405,988
Short-Term Investments
Time Deposits	135,317	—	—	135,317
Total Assets	$135,317	$108,033,579	$—	$108,168,896
Liabilities
Call Options Written	$—	$(928,712)	$—	$(928,712)
Put Options Written	—	(2,254,026)	—	(2,254,026)
Total Liabilities	$—	$(3,182,738)	$—	$(3,182,738)

36

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.5%
Options on ETF – 100.5%
SPDR S&P 500 ETF Trust	December 2025	$ 4.40	7,694	$3,385,360	$456,357,069
Total Options Purchased – Calls (Cost $443,315,072)				3,385,360	456,357,069
OPTION PURCHASED – PUTS(b)(c) – 3.8%
Options on ETF – 3.8%
SPDR S&P 500 ETF Trust	December 2025	586.14	7,694	450,976,116	17,575,558
Total Options Purchased – Puts (Cost $22,090,572)				450,976,116	17,575,558
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$258,807	258,807
Total Short-Term Investments (Cost $258,807)					258,807
Total Investments – 104.4% (Cost $465,664,451)					474,191,434
Other assets less liabilities – (4.4)%					(20,134,521)
Net Assets – 100.0%					$454,056,913

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	7,694	$649.38	December 2025	$11,381,131	$499,632,972	$(14,770,095)
				$11,381,131	$499,632,972	$(14,770,095)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	7,694	$468.86	December 2025	$6,418,403	$360,740,884	$(5,096,736)
				$6,418,403	$360,740,884	$(5,096,736)
TOTAL OPTIONS WRITTEN				$17,799,534	$860,373,856	$(19,866,831)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

38

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$456,357,069	$—	$456,357,069
Option Purchased - Puts	—	17,575,558	—	17,575,558
Short-Term Investments
Time Deposits	258,807	—	—	258,807
Total Assets	$258,807	$473,932,627	$—	$474,191,434
Liabilities
Call Options Written	$—	$(14,770,095)	$—	$(14,770,095)
Put Options Written	—	(5,096,736)	—	(5,096,736)
Total Liabilities	$—	$(19,866,831)	$—	$(19,866,831)

39

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.6%
Options on ETF – 98.6%
SPDR S&P 500 ETF Trust	January 2026	$ 4.51	1,024	$ 461,824	$60,687,360
Total Options Purchased – Calls (Cost $60,691,303)				461,824	60,687,360
OPTION PURCHASED – PUTS(b)(c) – 4.6%
Options on ETF – 4.6%
SPDR S&P 500 ETF Trust	January 2026	601.88	1,024	61,632,512	2,857,984
Total Options Purchased – Puts (Cost $2,861,926)				61,632,512	2,857,984
				Principal
SHORT-TERM INVESTMENTS – 1.3%
Time Deposits – 1.3%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$791,962	791,962
Total Short-Term Investments (Cost $791,962)					791,962
Total Investments – 104.5% (Cost $64,345,191)					64,337,306
Other assets less liabilities – (4.5)%					(2,767,829)
Net Assets – 100.0%					$61,569,477

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,024	$665.37	January 2026	$1,554,586	$68,133,888	$(1,558,528)
				$1,554,586	$68,133,888	$(1,558,528)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,024	$481.46	January 2026	$819,354	$49,301,504	$(823,296)
				$819,354	$49,301,504	$(823,296)
TOTAL OPTIONS WRITTEN				$2,373,940	$117,435,392	$(2,381,824)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

41

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$60,687,360	$ —	$ —	$60,687,360
Option Purchased - Puts	2,857,984	—	—	2,857,984
Short-Term Investments
Time Deposits	791,962	—	—	791,962
Total Assets	$64,337,306	$—	$—	$64,337,306
Liabilities
Call Options Written	$(1,558,528)	$—	$—	$(1,558,528)
Put Options Written	(823,296)	—	—	(823,296)
Total Liabilities	$(2,381,824)	$—	$—	$(2,381,824)

42

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 106.1%
Options on ETF – 106.1%
SPDR S&P 500 ETF Trust	February 2025	$ 3.81	949	$361,569	$56,780,018
Total Options Purchased – Calls (Cost $48,268,102)				361,569	56,780,018
OPTION PURCHASED – PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	February 2025	508.13	949	48,221,537	36,119
Total Options Purchased – Puts (Cost $2,096,279)				48,221,537	36,119
				Principal
SHORT-TERM INVESTMENTS – 1.6%
Time Deposits – 1.6%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$858,216	858,216
Total Short-Term Investments (Cost $858,216)					858,216
Total Investments – 107.8% (Cost $51,222,597)					57,674,353
Other assets less liabilities – (7.8)%					(4,161,665)
Net Assets – 100.0%					$53,512,688

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	949	$572.25	February 2025	$958,607	$54,306,525	$(3,213,229)
				$958,607	$54,306,525	$(3,213,229)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	949	$406.46	February 2025	$483,815	$38,573,054	$(11,768)
				$483,815	$38,573,054	$(11,768)
TOTAL OPTIONS WRITTEN				$1,442,422	$92,879,579	$(3,224,997)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

44

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$56,780,018	$ —	$56,780,018
Option Purchased - Puts	—	36,119	—	36,119
Short-Term Investments
Time Deposits	858,216	—	—	858,216
Total Assets	$858,216	$56,816,137	$—	$57,674,353
Liabilities
Call Options Written	$—	$(3,213,229)	$—	$(3,213,229)
Put Options Written	—	(11,768)	—	(11,768)
Total Liabilities	$—	$(3,224,997)	$—	$(3,224,997)

45

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 103.6%
Options on ETF – 103.6%
SPDR S&P 500 ETF Trust	March 2025	$ 3.92	2,855	$ 1,119,160	$170,306,460
Total Options Purchased – Calls (Cost $146,819,730)				1,119,160	170,306,460
OPTION PURCHASED – PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	March 2025	523.12	2,855	149,350,760	425,395
Total Options Purchased – Puts (Cost $6,952,622)				149,350,760	425,395
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$1,220,623	1,220,623
Total Short-Term Investments (Cost $1,220,623)					1,220,623
Total Investments – 104.6% (Cost $154,992,975)					171,952,478
Other assets less liabilities – (4.6)%					(7,586,172)
Net Assets – 100.0%					$164,366,306

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,855	$591.80	March 2025	$2,812,051	$168,958,900	$(6,092,570)
				$2,812,051	$168,958,900	$(6,092,570)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,855	$418.46	March 2025	$1,716,968	$119,470,330	$(125,620)
				$1,716,968	$119,470,330	$(125,620)
TOTAL OPTIONS WRITTEN				$4,529,019	$288,429,230	$(6,218,190)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

47

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$170,306,460	$ —	$ —	$170,306,460
Option Purchased - Puts	425,395	—	—	425,395
Short-Term Investments
Time Deposits	1,220,623	—	—	1,220,623
Total Assets	$171,952,478	$—	$—	$171,952,478
Liabilities
Call Options Written	$(6,092,570)	$—	$—	$(6,092,570)
Put Options Written	(125,620)	—	—	(125,620)
Total Liabilities	$(6,218,190)	$—	$—	$(6,218,190)

48

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 May ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 108.3%
Options on ETF – 108.3%
SPDR S&P 500 ETF Trust	April 2025	$ 3.76	938	$ 352,688	$56,011,845
Total Options Purchased – Calls (Cost $46,435,986)				352,688	56,011,845
OPTION PURCHASED – PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	April 2025	502.03	938	47,090,414	177,582
Total Options Purchased – Puts (Cost $2,090,592)				47,090,414	177,582
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$265,774	265,774
Total Short-Term Investments (Cost $265,774)					265,774
Total Investments – 109.1% (Cost $48,792,352)					56,455,201
Other assets less liabilities – (9.1)%					(4,688,498)
Net Assets – 100.0%					$51,766,703

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	938	$567.04	April 2025	$1,102,370	$53,188,352	$(4,322,313)
				$1,102,370	$53,188,352	$(4,322,313)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	938	$401.58	April 2025	$515,418	$37,668,204	$(61,645)
				$515,418	$37,668,204	$(61,645)
TOTAL OPTIONS WRITTEN				$1,617,788	$90,856,556	$(4,383,958)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 May ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

50

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 May ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$56,011,845	$ —	$56,011,845
Option Purchased - Puts	—	177,582	—	177,582
Short-Term Investments
Time Deposits	265,774	—	—	265,774
Total Assets	$265,774	$56,189,427	$—	$56,455,201
Liabilities
Call Options Written	$—	$(4,322,313)	$—	$(4,322,313)
Put Options Written	—	(61,645)	—	(61,645)
Total Liabilities	$—	$(4,383,958)	$—	$(4,383,958)

51

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 104.9%
Options on ETF – 104.9%
SPDR S&P 500 ETF Trust	May 2025	$ 3.96	1,684	$666,864	$100,585,017
Total Options Purchased – Calls (Cost $93,963,537)				666,864	100,585,017
OPTION PURCHASED – PUTS(b)(c) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	May 2025	527.42	1,684	88,817,528	702,834
Total Options Purchased – Puts (Cost $2,472,872)				88,817,528	702,834
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 3.680%, 2/03/25(d)				$563,545	563,545
Total Short-Term Investments (Cost $563,545)					563,545
Total Investments – 106.2% (Cost $96,999,954)					101,851,396
Other assets less liabilities – (6.2)%					(5,980,117)
Net Assets – 100.0%					$95,871,279

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,684	$592.24	May 2025	$3,620,926	$99,733,216	$(5,138,423)
				$3,620,926	$99,733,216	$(5,138,423)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,684	$421.90	May 2025	$557,786	$71,047,960	$(199,621)
				$557,786	$71,047,960	$(199,621)
TOTAL OPTIONS WRITTEN				$4,178,712	$170,781,176	$(5,338,044)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

53

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$100,585,017	$ —	$100,585,017
Option Purchased - Puts	—	702,834	—	702,834
Short-Term Investments
Time Deposits	563,545	—	—	563,545
Total Assets	$563,545	$101,287,851	$—	$101,851,396
Liabilities
Call Options Written	$—	$(5,138,423)	$—	$(5,138,423)
Put Options Written	—	(199,621)	—	(199,621)
Total Liabilities	$—	$(5,338,044)	$—	$(5,338,044)

54

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.7%
Options on ETF – 102.7%
SPDR S&P 500 ETF Trust	June 2025	$ 4.08	3,268	$1,333,344	$194,658,583
Total Options Purchased – Calls (Cost $175,343,300)				1,333,344	194,658,583
OPTION PURCHASED – PUTS(b)(c) – 1.2%
Options on ETF – 1.2%
SPDR S&P 500 ETF Trust	June 2025	544.27	3,268	177,867,436	2,334,790
Total Options Purchased – Puts (Cost $7,705,166)				177,867,436	2,334,790
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
JP Morgan Chase & Co., New York, 3.680%, 2/03/25(d)				$868,806	868,806
Total Short-Term Investments (Cost $868,806)					868,806
Total Investments – 104.4% (Cost $183,917,272)					197,862,179
Other assets less liabilities – (4.4)%					(8,329,528)
Net Assets – 100.0%					$189,532,651

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,268	$611.65	June 2025	$3,549,840	$199,887,220	$(6,701,916)
				$3,549,840	$199,887,220	$(6,701,916)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,268	$435.38	June 2025	$1,821,118	$142,282,184	$(603,044)
				$1,821,118	$142,282,184	$(603,044)
TOTAL OPTIONS WRITTEN				$5,370,958	$342,169,404	$(7,304,960)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

56

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$194,658,583	$ —	$194,658,583
Option Purchased - Puts	—	2,334,790	—	2,334,790
Short-Term Investments
Time Deposits	868,806	—	—	868,806
Total Assets	$868,806	$196,993,373	$—	$197,862,179
Liabilities
Call Options Written	$—	$(6,701,916)	$—	$(6,701,916)
Put Options Written	—	(603,044)	—	(603,044)
Total Liabilities	$—	$(7,304,960)	$—	$(7,304,960)

57

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.7%
Options on ETF – 102.7%
SPDR S&P 500 ETF Trust	July 2025	$ 4.13	2,072	$855,736	$123,466,502
Total Options Purchased – Calls (Cost $115,414,308)				855,736	123,466,502
OPTION PURCHASED – PUTS(b)(c) – 1.6%
Options on ETF – 1.6%
SPDR S&P 500 ETF Trust	July 2025	550.87	2,072	114,140,264	1,942,769
Total Options Purchased – Puts (Cost $6,076,503)				114,140,264	1,942,769
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$1,005,579	1,005,579
Total Short-Term Investments (Cost $1,005,579)					1,005,579
Total Investments – 105.1% (Cost $122,496,390)					126,414,850
Other assets less liabilities – (5.1)%					(6,172,924)
Net Assets – 100.0%					$120,241,926

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,072	$615.20	July 2025	$2,269,074	$127,469,440	$(4,630,816)
				$2,269,074	$127,469,440	$(4,630,816)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,072	$440.65	July 2025	$1,205,214	$91,302,680	$(506,749)
				$1,205,214	$91,302,680	$(506,749)
TOTAL OPTIONS WRITTEN				$3,474,288	$218,772,120	$(5,137,565)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

59

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$123,466,502	$ —	$123,466,502
Option Purchased - Puts	—	1,942,769	—	1,942,769
Short-Term Investments
Time Deposits	1,005,579	—	—	1,005,579
Total Assets	$1,005,579	$125,409,271	$—	$126,414,850
Liabilities
Call Options Written	$—	$(4,630,816)	$—	$(4,630,816)
Put Options Written	—	(506,749)	—	(506,749)
Total Liabilities	$—	$(5,137,565)	$—	$(5,137,565)

60

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.1%
Options on ETF – 102.1%
SPDR S&P 500 ETF Trust	August 2025	$ 4.23	1,305	$552,015	$77,797,197
Total Options Purchased – Calls (Cost $72,999,959)				552,015	77,797,197
OPTION PURCHASED – PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	August 2025	563.74	1,305	73,568,070	1,632,842
Total Options Purchased – Puts (Cost $4,084,177)				73,568,070	1,632,842
				Principal
SHORT-TERM INVESTMENTS – 0.9%
Time Deposits – 0.9%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$621,136	621,136
Total Short-Term Investments (Cost $621,136)					621,136
Total Investments – 105.1% (Cost $77,705,272)					80,051,175
Other assets less liabilities – (5.1)%					(3,855,202)
Net Assets – 100.0%					$76,195,973

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,305	$623.15	August 2025	$1,341,134	$81,321,075	$(2,796,158)
				$1,341,134	$81,321,075	$(2,796,158)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,305	$450.94	August 2025	$935,132	$58,847,670	$(423,955)
				$935,132	$58,847,670	$(423,955)
TOTAL OPTIONS WRITTEN				$2,276,266	$140,168,745	$(3,220,113)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

62

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$77,797,197	$ —	$77,797,197
Option Purchased - Puts	—	1,632,842	—	1,632,842
Short-Term Investments
Time Deposits	621,136	—	—	621,136
Total Assets	$621,136	$79,430,039	$—	$80,051,175
Liabilities
Call Options Written	$—	$(2,796,158)	$—	$(2,796,158)
Put Options Written	—	(423,955)	—	(423,955)
Total Liabilities	$—	$(3,220,113)	$—	$(3,220,113)

63

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.3%
Options on ETF – 101.3%
SPDR S&P 500 ETF Trust	September 2025	$ 4.30	7,291	$3,135,130	$433,649,942
Total Options Purchased – Calls (Cost $415,124,048)				3,135,130	433,649,942
OPTION PURCHASED – PUTS(b)(c) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	September 2025	573.82	7,291	418,372,162	11,756,154
Total Options Purchased – Puts (Cost $19,827,972)				418,372,162	11,756,154
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$867,732	867,732
Total Short-Term Investments (Cost $867,732)					867,732
Total Investments – 104.2% (Cost $435,819,752)					446,273,828
Other assets less liabilities – (4.2)%					(18,111,449)
Net Assets – 100.0%					$428,162,379

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	7,291	$631.82	September 2025	$11,916,874	$460,659,962	$(14,100,867)
				$11,916,874	$460,659,962	$(14,100,867)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	7,291	$459.01	September 2025	$5,829,532	$334,664,191	$(3,084,239)
				$5,829,532	$334,664,191	$(3,084,239)
TOTAL OPTIONS WRITTEN				$17,746,406	$795,324,153	$(17,185,106)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

65

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$433,649,942	$ —	$433,649,942
Option Purchased - Puts	—	11,756,154	—	11,756,154
Short-Term Investments
Time Deposits	867,732	—	—	867,732
Total Assets	$867,732	$445,406,096	$—	$446,273,828
Liabilities
Call Options Written	$—	$(14,100,867)	$—	$(14,100,867)
Put Options Written	—	(3,084,239)	—	(3,084,239)
Total Liabilities	$—	$(17,185,106)	$—	$(17,185,106)

66

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.9%
Options on ETF – 101.9%
SPDR S&P 500 ETF Trust	October 2025	$ 4.26	1,183	$503,958	$70,389,257
Total Options Purchased – Calls (Cost $66,901,954)				503,958	70,389,257
OPTION PURCHASED – PUTS(b)(c) – 2.8%
Options on ETF – 2.8%
SPDR S&P 500 ETF Trust	October 2025	568.70	1,183	67,277,210	1,926,113
Total Options Purchased – Puts (Cost $3,263,662)				67,277,210	1,926,113
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$112,357	112,357
Total Short-Term Investments (Cost $112,357)					112,357
Total Investments – 104.9% (Cost $70,277,973)					72,427,727
Other assets less liabilities – (4.9)%					(3,386,613)
Net Assets – 100.0%					$69,041,114

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,183	$631.25	October 2025	$2,023,251	$74,676,875	$(2,723,361)
				$2,023,251	$74,676,875	$(2,723,361)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,183	$454.91	October 2025	$990,923	$53,815,853	$(541,625)
				$990,923	$53,815,853	$(541,625)
TOTAL OPTIONS WRITTEN				$3,014,174	$128,492,728	$(3,264,986)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

68

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$70,389,257	$ —	$70,389,257
Option Purchased - Puts	—	1,926,113	—	1,926,113
Short-Term Investments
Time Deposits	112,357	—	—	112,357
Total Assets	$112,357	$72,315,370	$—	$72,427,727
Liabilities
Call Options Written	$—	$(2,723,361)	$—	$(2,723,361)
Put Options Written	—	(541,625)	—	(541,625)
Total Liabilities	$—	$(3,264,986)	$—	$(3,264,986)

69

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	November 2025	$ 4.52	6,420	$ 2,901,840	$381,873,991
Total Options Purchased – Calls (Cost $381,572,955)				2,901,840	381,873,991
OPTION PURCHASED – PUTS(b)(c) – 4.2%
Options on ETF – 4.2%
SPDR S&P 500 ETF Trust	November 2025	602.61	6,420	386,875,620	16,259,998
Total Options Purchased – Puts (Cost $16,574,180)				386,875,620	16,259,998
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$496,326	496,326
Total Short-Term Investments (Cost $496,326)					496,326
Total Investments – 103.0% (Cost $398,643,461)					398,630,315
Other assets less liabilities – (3.0)%					(11,485,438)
Net Assets – 100.0%					$387,144,877

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,420	$668.23	November 2025	$9,121,940	$429,003,660	$(6,718,016)
				$9,121,940	$429,003,660	$(6,718,016)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,420	$482.04	November 2025	$4,572,820	$309,469,680	$(4,322,586)
				$4,572,820	$309,469,680	$(4,322,586)
TOTAL OPTIONS WRITTEN				$13,694,760	$738,473,340	$(11,040,602)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

70

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

71

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$381,873,991	$ —	$381,873,991
Option Purchased - Puts	—	16,259,998	—	16,259,998
Short-Term Investments
Time Deposits	496,326	—	—	496,326
Total Assets	$496,326	$398,133,989	$—	$398,630,315
Liabilities
Call Options Written	$—	$(6,718,016)	$—	$(6,718,016)
Put Options Written	—	(4,322,586)	—	(4,322,586)
Total Liabilities	$—	$(11,040,602)	$—	$(11,040,602)

72

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 96.9%
Options on ETF – 96.9%
SPDR S&P 500 ETF Trust	December 2025	$ 22.80	999	$ 2,277,720	$57,489,013
Total Options Purchased – Calls (Cost $56,376,900)				2,277,720	57,489,013
OPTION PURCHASED – PUTS(b)(c) – 4.7%
Options on ETF – 4.7%
SPDR S&P 500 ETF Trust	December 2025	604.48	999	60,387,552	2,766,221
Total Options Purchased – Puts (Cost $3,187,250)				60,387,552	2,766,221
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Sumitomo Corporation, Tokyo, 3.680%, 2/03/25(d)				$7,782	7,782
Total Short-Term Investments (Cost $7,782)					7,782
Total Investments – 101.6% (Cost $59,571,932)					60,263,016
Other assets less liabilities – (1.6)%					(924,758)
Net Assets – 100.0%					$59,338,258

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	999	$498.17	December 2025	$1,045,870	$49,767,183	$(898,011)
				$1,045,870	$49,767,183	$(898,011)
TOTAL OPTIONS WRITTEN				$1,045,870	$49,767,183	$(898,011)

*	Less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

74

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$57,489,013	$ —	$57,489,013
Option Purchased - Puts	—	2,766,221	—	2,766,221
Short-Term Investments
Time Deposits	7,782	—	—	7,782
Total Assets	$7,782	$60,255,234	$—	$60,263,016
Liabilities
Put Options Written	$—	$(898,011)	$—	$(898,011)
Total Liabilities	$—	$(898,011)	$—	$(898,011)

75

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 96.4%
Options on ETF – 96.4%
SPDR S&P 500 ETF Trust	January 2026	$ 17.45	83	$ 144,835	$4,816,324
Total Options Purchased – Calls (Cost $4,816,643)				144,835	4,816,324
OPTION PURCHASED – PUTS(b)(c) – 4.6%
Options on ETF – 4.6%
SPDR S&P 500 ETF Trust	January 2026	614.76	83	5,102,508	231,238
Total Options Purchased – Puts (Cost $231,558)				5,102,508	231,238
Total Investments – 101.0% (Cost $5,048,201)					5,047,562
Other assets less liabilities – (1.0)%					(48,521)
Net Assets – 100.0%					$4,999,041

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	83	$511.55	January 2026	$89,569	$4,245,865	$(89,889)
				$89,569	$4,245,865	$(89,889)
TOTAL OPTIONS WRITTEN				$89,569	$4,245,865	$(89,889)

(a)	Each contract equals 100 shares.
(b)	Non–income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
The accompanying notes are an integral part of the financial statements.

76

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

77

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,816,324	$ —	$ —	$4,816,324
Option Purchased - Puts	231,238	—	—	231,238
Total Assets	$5,047,562	$—	$—	$5,047,562
Liabilities
Put Options Written	$(89,889)	$—	$—	$(89,889)
Total Liabilities	$(89,889)	$—	$—	$(89,889)

78

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.9%
Options on ETF – 99.9%
SPDR S&P 500 ETF Trust	March 2025	$ 19.41	467	$ 906,447	$27,155,611
Total Options Purchased – Calls (Cost $25,182,787)				906,447	27,155,611
OPTION PURCHASED – PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	March 2025	538.55	467	25,150,285	93,629
Total Options Purchased – Puts (Cost $1,254,322)				25,150,285	93,629
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
DBS Bank Ltd., Singapore, 3.680%, 2/03/25(d)				$122,194	122,194
Total Short-Term Investments (Cost $122,194)					122,194
Total Investments – 100.6% (Cost $26,559,303)					27,371,434
Other assets less liabilities – (0.6)%					(166,873)
Net Assets – 100.0%					$27,204,561

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	467	$444.61	March 2025	$180,088	$20,763,287	$(25,036)
				$180,088	$20,763,287	$(25,036)
TOTAL OPTIONS WRITTEN				$180,088	$20,763,287	$(25,036)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

79

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

80

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$27,155,611	$ —	$27,155,611
Option Purchased - Puts	—	93,629	—	93,629
Short-Term Investments
Time Deposits	122,194	—	—	122,194
Total Assets	$122,194	$27,249,240	$—	$27,371,434
Liabilities
Put Options Written	$—	$(25,036)	$—	$(25,036)
Total Liabilities	$—	$(25,036)	$—	$(25,036)

81

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.9%
Options on ETF – 99.9%
SPDR S&P 500 ETF Trust	April 2025	$ 18.82	275	$ 517,550	$16,011,823
Total Options Purchased – Calls (Cost $15,411,784)				517,550	16,011,823
OPTION PURCHASED - PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	April 2025	517.04	275	14,218,600	65,519
Total Options Purchased – Puts (Cost $625,855)				14,218,600	65,519
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
JP Morgan Chase & Co., New York, 3.680%, 2/03/25(d)				$46,881	46,881
Total Short-Term Investments (Cost $46,881)					46,881
Total Investments – 100.6% (Cost $16,084,520)					16,124,223
Other assets less liabilities – (0.6)%					(104,084)
Net Assets – 100.0%					$16,020,139

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	275	$426.68	April 2025	$74,566	$11,733,700	$(22,259)
				$74,566	$11,733,700	$(22,259)
TOTAL OPTIONS WRITTEN				$74,566	$11,733,700	$(22,259)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

82

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

83

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$16,011,823	$ —	$16,011,823
Option Purchased - Puts	—	65,519	—	65,519
Short-Term Investments
Time Deposits	46,881	—	—	46,881
Total Assets	$46,881	$16,077,342	$—	$16,124,223
Liabilities
Put Options Written	$—	$(22,259)	$—	$(22,259)
Total Liabilities	$—	$(22,259)	$—	$(22,259)

84

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	May 2025	$ 18.72	261	$ 488,592	$15,210,018
Total Options Purchased – Calls (Cost $14,658,533)				488,592	15,210,018
OPTION PURCHASED – PUTS(b)(c) – 0.9%
Options on ETF – 0.9%
SPDR S&P 500 ETF Trust	May 2025	542.14	261	14,149,854	137,555
Total Options Purchased – Puts (Cost $605,254)				14,149,854	137,555
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 2/03/25(d)				$87,015	87,015
Total Short-Term Investments (Cost $87,015)					87,015
Total Investments – 100.7% (Cost $15,350,802)					15,434,588
Other assets less liabilities – (0.7)%					(108,335)
Net Assets – 100.0%					$15,326,253

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	261	$448.26	May 2025	$100,913	$11,699,586	$(40,017)
				$100,913	$11,699,586	$(40,017)
TOTAL OPTIONS WRITTEN				$100,913	$11,699,586	$(40,017)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

85

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

86

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$15,210,018	$ —	$15,210,018
Option Purchased - Puts	—	137,555	—	137,555
Short-Term Investments
Time Deposits	87,015	—	—	87,015
Total Assets	$87,015	$15,347,573	$—	$15,434,588
Liabilities
Put Options Written	$—	$(40,017)	$—	$(40,017)
Total Liabilities	$—	$(40,017)	$—	$(40,017)

87

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.1%
Options on ETF – 99.1%
SPDR S&P 500 ETF Trust	June 2025	$ 19.05	796	$ 1,516,380	$46,245,578
Total Options Purchased – Calls (Cost $44,559,722)				1,516,380	46,245,578
OPTION PURCHASED – PUTS(b)(c) – 1.5%
Options on ETF – 1.5%
SPDR S&P 500 ETF Trust	June 2025	559.19	796	44,511,524	711,799
Total Options Purchased – Puts (Cost $1,917,626)				44,511,524	711,799
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$116,538	116,538
Total Short-Term Investments (Cost $116,538)					116,538
Total Investments – 100.8% (Cost $46,593,886)					47,073,915
Other assets less liabilities – (0.8)%					(367,727)
Net Assets – 100.0%					$46,706,188

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	796	$462.59	June 2025	$431,493	$36,822,164	$(195,482)
				$431,493	$36,822,164	$(195,482)
TOTAL OPTIONS WRITTEN				$431,493	$36,822,164	$(195,482)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

88

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

89

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$46,245,578	$ —	$46,245,578
Option Purchased - Puts	—	711,799	—	711,799
Short-Term Investments
Time Deposits	116,538	—	—	116,538
Total Assets	$116,538	$46,957,377	$—	$47,073,915
Liabilities
Put Options Written	$—	$(195,482)	$—	$(195,482)
Total Liabilities	$—	$(195,482)	$—	$(195,482)

90

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.6%
Options on ETF – 98.6%
SPDR S&P 500 ETF Trust	July 2025	$ 21.76	433	$ 942,208	$25,056,389
Total Options Purchased – Calls (Cost $22,322,336)				942,208	25,056,389
OPTION PURCHASED – PUTS(b)(c) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	July 2025	568.44	433	24,613,452	518,470
Total Options Purchased – Puts (Cost $1,658,972)				24,613,452	518,470
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Citibank, New York, 3.680%, 2/03/25(d)				$85,729	85,729
Total Short-Term Investments (Cost $85,729)					85,729
Total Investments – 100.9% (Cost $24,067,037)					25,660,588
Other assets less liabilities – (0.9)%					(231,208)
Net Assets – 100.0%					$25,429,380

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	433	$468.19	July 2025	$516,703	$20,272,627	$(142,050)
				$516,703	$20,272,627	$(142,050)
TOTAL OPTIONS WRITTEN				$516,703	$20,272,627	$(142,050)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

91

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

92

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$25,056,389	$ —	$25,056,389
Option Purchased - Puts	—	518,470	—	518,470
Short-Term Investments
Time Deposits	85,729	—	—	85,729
Total Assets	$85,729	$25,574,859	$—	$25,660,588
Liabilities
Put Options Written	$—	$(142,050)	$—	$(142,050)
Total Liabilities	$—	$(142,050)	$—	$(142,050)

93

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.0%
Options on ETF – 98.0%
SPDR S&P 500 ETF Trust	August 2025	$ 21.42	390	$835,380	$22,597,673
Total Options Purchased – Calls (Cost $20,997,253)				835,380	22,597,673
OPTION PURCHASED – PUTS(b)(c) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	August 2025	580.87	390	22,653,930	611,941
Total Options Purchased – Puts (Cost $1,347,383)				22,653,930	611,941
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
JP Morgan Chase & Co., New York, 3.680%, 2/03/25(d)				$60,027	60,027
Total Short-Term Investments (Cost $60,027)					60,027
Total Investments – 101.0% (Cost $22,404,663)					23,269,641
Other assets less liabilities – (1.0)%					(236,224)
Net Assets – 100.0%					$23,033,417

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	390	$479.13	August 2025	$411,020	$18,686,070	$(172,489)
				$411,020	$18,686,070	$(172,489)
TOTAL OPTIONS WRITTEN				$411,020	$18,686,070	$(172,489)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

94

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using“fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

95

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$22,597,673	$ —	$22,597,673
Option Purchased - Puts	—	611,941	—	611,941
Short-Term Investments
Time Deposits	60,027	—	—	60,027
Total Assets	$60,027	$23,209,614	$—	$23,269,641
Liabilities
Put Options Written	$—	$(172,489)	$—	$(172,489)
Total Liabilities	$—	$(172,489)	$—	$(172,489)

96

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 97.5%
Options on ETF – 97.5%
SPDR S&P 500 ETF Trust	September 2025	$23.98	504	$1,208,592	$29,013,481
Total Options Purchased – Calls (Cost $28,056,310)				1,208,592	29,013,481
OPTION PURCHASED – PUTS(b)(c) – 3.5%
Options on ETF – 3.5%
SPDR S&P 500 ETF Trust	September 2025	593.44	504	29,909,376	1,033,588
Total Options Purchased – Puts (Cost $1,570,393)				29,909,376	1,033,588

				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$44,637	44,637
Total Short-Term Investments (Cost $44,637)					44,637
Total Investments – 101.2% (Cost $29,671,340)					30,091,706
Other assets less liabilities – (1.2)%					(351,745)
Net Assets – 100.0%					$29,739,961

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	504	$487.70	September 2025	$485,872	$24,580,080	$(291,272)
				$485,872	$24,580,080	$(291,272)
TOTAL OPTIONS WRITTEN				$485,872	$24,580,080	$(291,272)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short–term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

97

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

98

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$29,013,481	$ —	$29,013,481
Option Purchased - Puts	—	1,033,588	—	1,033,588
Short-Term Investments
Time Deposits	44,637	—	—	44,637
Total Assets	$44,637	$30,047,069	$—	$30,091,706
Liabilities
Put Options Written	$—	$(291,272)	$—	$(291,272)
Total Liabilities	$—	$(291,272)	$—	$(291,272)

99

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 97.7%
Options on ETF – 97.7%
SPDR S&P 500 ETF Trust	October 2025	$23.60	387	$913,320	$22,302,918
Total Options Purchased – Calls (Cost $21,679,663)				913,320	22,302,918
OPTION PURCHASED – PUTS(b)(c)– 3.4%
Options on ETF – 3.4%
SPDR S&P 500 ETF Trust	October 2025	587.97	387	22,754,439	787,959
Total Options Purchased – Puts (Cost $1,099,252)				22,754,439	787,959
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Citibank, New York, 3.680%, 2/03/25(d)				$31,991	31,991
Total Short-Term Investments (Cost $31,991)					31,991
Total Investments – 101.2% (Cost $22,810,906)					23,122,868
Other assets less liabilities – (1.2)%					(275,552)
Net Assets – 100.0%					$22,847,316

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	387	$483.34	October 2025	$348,772	$18,705,258	$(239,476)
				$348,772	$18,705,258	$(239,476)
TOTAL OPTIONS WRITTEN				$348,772	$18,705,258	$(239,476)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

100

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

101

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$22,302,918	$ —	$22,302,918
Option Purchased - Puts	—	787,959	—	787,959
Short-Term Investments
Time Deposits	31,991	—	—	31,991
Total Assets	$31,991	$23,090,877	$—	$23,122,868
Liabilities
Put Options Written	$—	$(239,476)	$—	$(239,476)
Total Liabilities	$—	$(239,476)	$—	$(239,476)

102

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 96.3%
Options on ETF – 96.3%
SPDR S&P 500 ETF Trust	November 2025	$23.32	647	$1,508,804	$37,312,865
Total Options Purchased – Calls (Cost $37,059,656)				1,508,804	37,312,865
OPTION PURCHASED – PUTS(b)(c) – 5.2%
Options on ETF – 5.2%
SPDR S&P 500 ETF Trust	November 2025	621.35	647	40,201,345	2,031,289
Total Options Purchased – Puts (Cost $2,177,950)				40,201,345	2,031,289
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Corporation, Tokyo, 3.680%, 2/03/25(d)				$56,406	56,406
Total Short-Term Investments (Cost $56,406)					56,406
Total Investments – 101.6% (Cost $39,294,012)					39,400,560
Other assets less liabilities – (1.6)%					(637,432)
Net Assets – 100.0%					$38,763,128

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	647	$512.17	November 2025	$678,546	$33,137,399	$(602,143)
				$678,546	$33,137,399	$(602,143)
TOTAL OPTIONS WRITTEN				$678,546	$33,137,399	$(602,143)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

103

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

104

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$37,312,865	$ —	$37,312,865
Option Purchased - Puts	—	2,031,289	—	2,031,289
Short-Term Investments
Time Deposits	56,406	—	—	56,406
Total Assets	$56,406	$39,344,154	$—	$39,400,560
Liabilities
Put Options Written	$—	$(602,143)	$—	$(602,143)
Total Liabilities	$—	$(602,143)	$—	$(602,143)

105

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.4%
Options on ETF – 100.4%
SPDR S&P 500 ETF Trust	June 2025	$4.34	2,045	$887,530	$121,758,441
Total Options Purchased – Calls (Cost $118,627,190)				887,530	121,758,441
OPTION PURCHASED – PUTS(b)(c) – 2.3%
Options on ETF – 2.3%
SPDR S&P 500 ETF Trust	June 2025	586.02	2,045	119,841,090	2,798,112
Total Options Purchased – Puts (Cost $4,036,110)				119,841,090	2,798,112
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$489,670	489,670
Total Short-Term Investments (Cost $489,670)					489,670
Total Investments – 103.1% (Cost $123,152,970)					125,046,223
Other assets less liabilities – (3.1)%					(3,720,706)
Net Assets – 100.0%					$121,325,517

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,045	$627.69	June 2025	$1,856,544	$128,362,605	$(2,502,835)
				$1,856,544	$128,362,605	$(2,502,835)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,045	$527.47	June 2025	$1,702,674	$107,867,615	$(1,144,852)
				$1,702,674	$107,867,615	$(1,144,852)
TOTAL OPTIONS WRITTEN				$3,559,218	$236,230,220	$(3,647,687)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

106

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

107

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$121,758,441	$ —	$121,758,441
Option Purchased - Puts	—	2,798,112	—	2,798,112
Short-Term Investments
Time Deposits	489,670	—	—	489,670
Total Assets	$489,670	$124,556,553	$—	$125,046,223
Liabilities
Call Options Written	$—	$(2,502,835)	$—	$(2,502,835)
Put Options Written	—	(1,144,852)	—	(1,144,852)
Total Liabilities	$—	$(3,647,687)	$—	$(3,647,687)

108

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.8%
Options on ETF – 98.8%
SPDR S&P 500 ETF Trust	July 2025	$4.45	347	$154,415	$20,643,377
Total Options Purchased – Calls (Cost $20,644,713)				154,415	20,643,377
OPTION PURCHASED – PUTS(b)(c) – 3.3%
Options on ETF – 3.3%
SPDR S&P 500 ETF Trust	July 2025	601.76	347	20,881,072	684,284
Total Options Purchased – Puts (Cost $685,620)				20,881,072	684,284
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Corporation, Tokyo, 3.680%, 2/03/25(d)				$144,902	144,902
Total Short-Term Investments (Cost $144,902)					144,902
Total Investments – 102.8% (Cost $21,475,235)					21,472,563
Other assets less liabilities – (2.8)%					(580,979)
Net Assets – 100.0%					$20,891,584

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	347	$643.35	July 2025	$307,494	$22,324,245	$(308,830)
				$307,494	$22,324,245	$(308,830)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	347	$541.64	July 2025	$289,103	$18,794,908	$(290,439)
				$289,103	$18,794,908	$(290,439)
TOTAL OPTIONS WRITTEN				$596,597	$41,119,153	$(599,269)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

109

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

110

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$20,643,377	$ —	$20,643,377
Option Purchased - Puts	684,284	—	—	684,284
Short-Term Investments
Time Deposits	144,902	—	—	144,902
Total Assets	$829,186	$20,643,377	$—	$21,472,563
Liabilities
Call Options Written	$(308,830)	$—	$—	$(308,830)
Put Options Written	(290,439)	—	—	(290,439)
Total Liabilities	$(599,269)	$—	$—	$(599,269)

111

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.8%
Options on ETF – 100.8%
SPDR S&P 500 ETF Trust	February 2025	$4.17	501	$208,917	$29,957,636
Total Options Purchased – Calls (Cost $28,036,716)				208,917	29,957,636
OPTION PURCHASED – PUTS(b)(c) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	February 2025	563.62	501	28,237,362	70,220
Total Options Purchased – Puts (Cost $1,032,110)				28,237,362	70,220
				Principal
SHORT-TERM INVESTMENTS – 0.9%
Time Deposits – 0.9%
Sumitomo Corporation, Tokyo, 3.680%, 2/03/25(d)				$253,959	253,959
Total Short-Term Investments (Cost $253,959)					253,959
Total Investments – 101.9% (Cost $29,322,785)					30,281,815
Other assets less liabilities – (1.9)%					(565,105)
Net Assets – 100.0%					$29,716,710

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	501	$605.00	February 2025	$316,271	$30,310,500	$(419,908)
				$316,271	$30,310,500	$(419,908)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	501	$507.31	February 2025	$339,453	$25,416,231	$(18,868)
				$339,453	$25,416,231	$(18,868)
TOTAL OPTIONS WRITTEN				$655,724	$55,726,731	$(438,776)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

112

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

113

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$29,957,636	$ —	$29,957,636
Option Purchased - Puts	—	70,220	—	70,220
Short-Term Investments
Time Deposits	253,959	—	—	253,959
Total Assets	$253,959	$30,027,856	$—	$30,281,815
Liabilities
Call Options Written	$—	$(419,908)	$—	$(419,908)
Put Options Written	—	(18,868)	—	(18,868)
Total Liabilities	$—	$(438,776)	$—	$(438,776)

114

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.3%
Options on ETF – 100.3%
SPDR S&P 500 ETF Trust	March 2025	$4.25	4,099	$1,742,075	$244,500,349
Total Options Purchased – Calls (Cost $232,663,242)				1,742,075	244,500,349
OPTION PURCHASED – PUTS(b)(c) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	March 2025	573.70	4,099	235,159,630	2,020,069
Total Options Purchased – Puts (Cost $8,956,503)				235,159,630	2,020,069
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$1,453,121	1,453,121
Total Short-Term Investments (Cost $1,453,121)					1,453,121
Total Investments – 101.7% (Cost $243,072,866)					247,973,539
Other assets less liabilities – (1.7)%					(4,034,649)
Net Assets – 100.0%					$243,938,890

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,099	$615.82	March 2025	$3,099,926	$252,424,618	$(2,841,304)
				$3,099,926	$252,424,618	$(2,841,304)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,099	$516.38	March 2025	$3,603,771	$211,664,162	$(525,369)
				$3,603,771	$211,664,162	$(525,369)
TOTAL OPTIONS WRITTEN				$6,703,697	$464,088,780	$(3,366,673)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

115

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

116

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$244,500,349	$ —	$244,500,349
Option Purchased - Puts	—	2,020,069	—	2,020,069
Short-Term Investments
Time Deposits	1,453,121	—	—	1,453,121
Total Assets	$1,453,121	$246,520,418	$—	$247,973,539
Liabilities
Call Options Written	$—	$(2,841,304)	$—	$(2,841,304)
Put Options Written	—	(525,369)	—	(525,369)
Total Liabilities	$—	$(3,366,673)	$—	$(3,366,673)

117

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.9%
Options on ETF – 100.9%
SPDR S&P 500 ETF Trust	April 2025	$4.21	368	$154,928	$21,958,421
Total Options Purchased – Calls (Cost $20,864,613)				154,928	21,958,421
OPTION PURCHASED – PUTS(b)(c) – 1.1%
Options on ETF – 1.1%
SPDR S&P 500 ETF Trust	April 2025	568.58	368	20,923,744	233,444
Total Options Purchased – Puts (Cost $701,917)				20,923,744	233,444
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(d)				$123,712	123,712
Total Short-Term Investments (Cost $123,712)					123,712
Total Investments – 102.6% (Cost $21,690,242)					22,315,577
Other assets less liabilities – (2.6)%					(563,383)
Net Assets – 100.0%					$21,752,194

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	368	$613.73	April 2025	$350,273	$22,585,264	$(446,848)
				$350,273	$22,585,264	$(446,848)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	368	$511.78	April 2025	$317,772	$18,833,504	$(80,625)
				$317,772	$18,833,504	$(80,625)
TOTAL OPTIONS WRITTEN				$668,045	$41,418,768	$(527,473)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

118

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

119

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$21,958,421	$ —	$21,958,421
Option Purchased - Puts	—	233,444	—	233,444
Short-Term Investments
Time Deposits	123,712	—	—	123,712
Total Assets	$123,712	$22,191,865	$—	$22,315,577
Liabilities
Call Options Written	$—	$(446,848)	$—	$(446,848)
Put Options Written	—	(80,625)	—	(80,625)
Total Liabilities	$—	$(527,473)	$—	$(527,473)

120

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.6%
Options on ETF – 98.6%
SPDR S&P 500 ETF Trust	May 2025	$4.46	1,986	$885,756	$118,525,592
Total Options Purchased – Calls (Cost $118,465,234)				885,756	118,525,592
OPTION PURCHASED – PUTS(b)(c) – 2.6%
Options on ETF – 2.6%
SPDR S&P 500 ETF Trust	May 2025	602.49	1,986	119,654,514	3,135,934
Total Options Purchased – Puts (Cost $3,451,880)				119,654,514	3,135,934
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
DBS Bank Ltd., Singapore, 3.680%, 2/03/25(d)				$554,156	554,156
Total Short-Term Investments (Cost $554,156)					554,156
Total Investments – 101.7% (Cost $122,471,270)					122,215,682
Other assets less liabilities – (1.7)%					(2,065,804)
Net Assets – 100.0%					$120,149,878

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,986	$644.49	May 2025	$1,685,538	$127,995,714	$(876,700)
				$1,685,538	$127,995,714	$(876,700)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,986	$542.30	May 2025	$1,345,733	$107,700,780	$(1,049,402)
				$1,345,733	$107,700,780	$(1,049,402)
TOTAL OPTIONS WRITTEN				$3,031,271	$235,696,494	$(1,926,102)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

121

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

122

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$118,525,592	$ —	$118,525,592
Option Purchased - Puts	—	3,135,934	—	3,135,934
Short-Term Investments
Time Deposits	554,156	—	—	554,156
Total Assets	$554,156	$121,661,526	$—	$122,215,682
Liabilities
Call Options Written	$—	$(876,700)	$—	$(876,700)
Put Options Written	—	(1,049,402)	—	(1,049,402)
Total Liabilities	$—	$(1,926,102)	$—	$(1,926,102)

123

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.7%
Options on ETF – 100.7%
SPDR S&P 500 ETF Trust	June 2025	$4.45	185	$82,325	$11,012,828
Total Options Purchased – Calls (Cost $10,717,208)				82,325	11,012,828
OPTION PURCHASED – PUTS(b)(c) – 1.5%
Options on ETF – 1.5%
SPDR S&P 500 ETF Trust	June 2025	556.78	185	10,300,430	159,464
Total Options Purchased – Puts (Cost $240,472)				10,300,430	159,464
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Australia & New Zealand Banking Group Ltd., New York, 3.680%, 2/03/25(d)				$34,531	34,531
Total Short-Term Investments (Cost $34,531)					34,531
Total Investments – 102.5% (Cost $10,992,211)					11,206,823
Other assets less liabilities – (2.5)%					(269,000)
Net Assets – 100.0%					$10,937,823

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	185	$623.47	June 2025	$195,573	$11,534,195	$(262,173)
				$195,573	$11,534,195	$(262,173)
TOTAL OPTIONS WRITTEN				$195,573	$11,534,195	$(262,173)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

124

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

125

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$11,012,828	$ —	$11,012,828
Option Purchased - Puts	—	159,464	—	159,464
Short-Term Investments
Time Deposits	34,531	—	—	34,531
Total Assets	$34,531	$11,172,292	$—	$11,206,823
Liabilities
Call Options Written	$—	$(262,173)	$—	$(262,173)
Total Liabilities	$—	$(262,173)	$—	$(262,173)

126

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.1%
Options on ETF – 101.1%
SPDR S&P 500 ETF Trust	March 2025	$4.36	249	$108,564	$14,849,847
Total Options Purchased – Calls (Cost $14,126,728)				108,564	14,849,847
OPTION PURCHASED – PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	March 2025	545.07	249	13,572,243	58,054
Total Options Purchased – Puts (Cost $324,908)				13,572,243	58,054
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
JP Morgan Chase & Co., New York, 3.680%, 2/03/25(d)				$52,544	52,544
Total Short-Term Investments (Cost $52,544)					52,544
Total Investments – 101.9% (Cost $14,504,180)					14,960,445
Other assets less liabilities – (1.9)%					(275,635)
Net Assets – 100.0%					$14,684,810

SCHEDULE OF WRITTEN OPTIONS AS OF JANUARY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	249	$610.19	March 2025	$270,949	$15,193,731	$(239,496)
				$270,949	$15,193,731	$(239,496)
TOTAL OPTIONS WRITTEN				$270,949	$15,193,731	$(239,496)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

127

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

128

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$ —	$14,849,847	$ —	$14,849,847
Option Purchased - Puts	—	58,054	—	58,054
Short-Term Investments
Time Deposits	52,544	—	—	52,544
Total Assets	$52,544	$14,907,901	$—	$14,960,445
Liabilities
Call Options Written	$—	$(239,496)	$—	$(239,496)
Total Liabilities	$—	$(239,496)	$—	$(239,496)

129

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 99.9%
AllianzIM U.S. Large Capital 6 Month Buffer10 Feb/Aug ETF(a)(b)	106,500	$3,069,096
AllianzIM U.S. Large Capital 6 Month Buffer10 Jun/Dec ETF(a)(b)	113,118	3,056,256
AllianzIM U.S. Large Capital 6 Month Buffer10 Mar/Sep ETF(a)(b)	107,985	3,055,392
AllianzIM U.S. Large Capital 6 Month Buffer10 May/Nov ETF(a)(b)	108,822	3,055,069
AllianzIM U.S. Large Capital 6 Month Buffer10 Apr/Oct ETF(a)(b)	92,662	3,050,433
AllianzIM U.S. Large Capital 6 Month Buffer10 Jan/Jul ETF(a)(b)	98,708	3,049,574
Total Affiliated Exchange-Traded Funds (Cost $18,108,532)		18,335,820
	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Corporation, Tokyo, 3.680%, 2/03/25(c)	$15,546	15,546
Total Short-Term Investments (Cost $15,546)		15,546
Total Investments – 100.0% (Cost $18,124,078)		18,351,366
Other assets less liabilities – 0.0%*		(545)
Net Assets – 100.0%		$18,350,821

*	Less than 0.05%.
(a)	Non-income producing security.
(b)	Affiliated investment.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

130

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM 6 Month Buffer10 Allocation ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

131

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM 6 Month Buffer10 Allocation ETF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$18,335,820	$ —	$ —	$18,335,820
Short-Term Investments
Time Deposits	15,546	—	—	15,546
Total Assets	$18,351,366	$—	$—	$18,351,366

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Investment Company	Value as of January 8, 2025*	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of January 31, 2025	Dividends	Shares as of January 31, 2025
AllianzIM U.S. Large Capital 6 Month Buffer10 Feb/Aug ETF	$ —	$3,018,743	$ —	$50,353	$ —	$3,069,096	$ —	106,500
AllianzIM U.S. Large Capital 6 Month Buffer10 Jun/Dec ETF	—	3,018,364	—	37,892	—	3,056,256	—	113,118
AllianzIM U.S. Large Capital 6 Month Buffer10 Mar/Sep ETF	—	3,018,047	—	37,345	—	3,055,392	—	107,985
AllianzIM U.S. Large Capital 6 Month Buffer10 May/Nov ETF	—	3,018,454	—	36,615	—	3,055,069	—	108,822
AllianzIM U.S. Large Capital 6 Month Buffer10 Apr/Oct ETF	—	3,017,192	—	33,241	—	3,050,433	—	92,662
AllianzIM U.S. Large Capital 6 Month Buffer10 Jan/Jul ETF	—	3,017,732	—	31,842	—	3,049,574	—	98,708
	$—	$18,108,532	$—	$227,288	$—	$18,335,820	$—	627,795

*	The Fund commenced operations on January 8, 2025.

132

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Schedule of Investments
January 31, 2025 (unaudited)

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 99.9%
AllianzIM U.S. Large Capital Buffer20 Apr ETF(a)(b)	45,744	$1,524,880
AllianzIM U.S. Large Capital Buffer20 Dec ETF(a)(b)	49,393	1,524,761
AllianzIM U.S. Large Capital Buffer20 Jun ETF(a)(b)	50,083	1,524,527
AllianzIM U.S. Large Capital Buffer20 Aug ETF(a)(b)	51,393	1,524,435
AllianzIM U.S. Large Capital Buffer20 Sep ETF(a)(b)	52,037	1,524,169
AllianzIM U.S. Large Capital Buffer20 Jul ETF(a)(b)	42,849	1,524,049
AllianzIM U.S. Large Capital Buffer20 Mar ETF(a)(b)	48,389	1,523,499
AllianzIM U.S. Large Capital Buffer20 Nov ETF(a)(b)	48,606	1,523,200
AllianzIM U.S. Large Capital Buffer20 Oct ETF(a)(b)	42,294	1,522,584
AllianzIM U.S. Large Capital Buffer20 Jan ETF(a)(b)	44,678	1,520,839
AllianzIM U.S. Large Capital Buffer20 May ETF(a)(b)	49,207	1,519,950
AllianzIM U.S. Large Capital Buffer20 Feb ETF(a)(b)	48,601	1,516,721
Total Affiliated Exchange-Traded Funds (Cost $18,085,770)		18,273,614
	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 2/03/25(c)	$16,114	16,114
Total Short-Term Investments (Cost $16,114)		16,114
Total Investments – 100.0% (Cost $18,101,884)		18,289,728
Other assets less liabilities – 0.0%*		(568)
Net Assets – 100.0%		$18,289,160

*	Less than 0.05%.
(a)	Non-income producing security.
(b)	Affiliated investment.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of January 31, 2025.

The accompanying notes are an integral part of the financial statements.

133

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited)
Investment Valuation
The AllianzIM Buffer20 Allocation ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”) However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

134

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Notes to Schedule of Investments
January 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of January 31, 2025:
AllianzIM Buffer20 Allocation ETF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$18,273,614	$ —	$ —	$18,273,614
Short-Term Investments
Time Deposits	16,114	—	—	16,114
Total Assets	$18,289,728	$—	$—	$18,289,728

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Investment Company	Value as of January 8, 2025*	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of January 31, 2025	Dividends	Shares as of January 31, 2025
AllianzIM U.S. Large Capital Buffer20 Apr ETF	$ —	$1,506,354	$ —	$18,526	$ —	$1,524,880	$ —	45,744
AllianzIM U.S. Large Capital Buffer20 Dec ETF	—	1,505,883	—	18,878	—	1,524,761	—	49,393
AllianzIM U.S. Large Capital Buffer20 Jun ETF	—	1,507,484	—	17,043	—	1,524,527	—	50,083
AllianzIM U.S. Large Capital Buffer20 Aug ETF	—	1,508,071	—	16,364	—	1,524,435	—	51,393
AllianzIM U.S. Large Capital Buffer20 Sep ETF	—	1,506,680	—	17,489	—	1,524,169	—	52,037
AllianzIM U.S. Large Capital Buffer20 Jul ETF	—	1,506,872	—	17,177	—	1,524,049	—	42,849
AllianzIM U.S. Large Capital Buffer20 Mar ETF	—	1,508,151	—	15,348	—	1,523,499	—	48,389
AllianzIM U.S. Large Capital Buffer20 Nov ETF	—	1,506,996	—	16,204	—	1,523,200	—	48,606
AllianzIM U.S. Large Capital Buffer20 Oct ETF	—	1,506,342	—	16,242	—	1,522,584	—	42,294
AllianzIM U.S. Large Capital Buffer20 Jan ETF	—	1,505,350	—	15,489	—	1,520,839	—	44,678
AllianzIM U.S. Large Capital Buffer20 May ETF	—	1,507,879	—	12,071	—	1,519,950	—	49,207
AllianzIM U.S. Large Capital Buffer20 Feb ETF	—	1,509,708	—	7,013	—	1,516,721	—	48,601
	$—	$18,085,770	$—	$187,844	$—	$18,273,614	$—	573,274

*	The Fund commenced operations on January 8, 2025.

135